Right of Use Asset and Lease Liability	12 Months Ended
Mar. 31, 2022
Disclosure of quantitative information about leases for lessee [Abstract]
Right of Use Asset and Lease Liability [Text Block]

17. Right of Use Asset and Lease Liability

During the year ended March 31, 2022, the Company recognized interest expense on the lease liability of $407,349 (March 31, 2021 - $236,600) which was recorded within finance expense.

Cost	Right of Use Assets
Balance, March 31, 2020	$2,790,800
Additions (Note 6)	2,469,327
Foreign exchange	493,001
Balance, March 31, 2021	$5,753,128
Additions	12,458,260
Foreign exchange	(452,937)
Balance, March 31, 2022	$17,758,451

Accumulated Depreciation
Balance, March 31, 2020	$(550,526)
Depreciation	(2,181,512)
Foreign exchange	(42,806)
Balance, March 31, 2021	$(2,774,844)
Depreciation	(2,408,622)
Foreign exchange	12,897
Balance, March 31, 2022	$(5,170,569)

Carrying Amount
Balance, March 31, 2021	$2,978,284
Balance, March 31, 2022	$12,587,882
Lease Liability
Balance, March 31, 2020	$2,343,938
Additions (Note 6)	2,469,327
Lease payments made	(2,561,297)
Interest expense on lease liabilities	236,600
Foreign exchange	575,271
Balance, March 31, 2021	$3,063,839
Lease payments made	(2,807,457)
Additions	12,458,260
Interest expense on lease liabilities	407,349
Foreign exchange	(472,797)
12,649,194
Less: current portion	(2,164,658)
Balance, March 31, 2022	$10,484,536

Lease Disclosures
Interest expense on lease liabilities	$407,349
Total cash outflow for leases	$2,807,457

Maturity Analysis - Undiscounted Contractual Payments
Less than 1 year	$2,774,087
1 to 2 years	2,760,012
2 to 3 years	2,775,136
3 to 4 years	2,764,260
4 to 5 years	2,046,470
5 to 6 years	1,068,401
Beyond 6 years	267,100
$14,455,466